UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22608

Virtus Global Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

(Address of principal executive offices) (Zip code)

William Renahan, Esq.

Vice President, Chief Legal Officer and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMIANNUAL REPORT

Not FDIC Insured No Bank Guarantee May Lose Value	May 31, 2016

FUND DISTRIBUTIONS AND MANAGED DISTRIBUTION PLAN

The Board of Directors of the Virtus Global Multi-Sector Income Fund (“the Fund”) adopted a Managed Distribution Plan (the “Plan”) which provides for the Fund to make a monthly distribution rate of $0.156 per share. Under the terms of the Plan, the Fund seeks to maintain a consistent distribution level that may be paid in part or in full from net investment income, realized capital gains, and a return of capital, or a combination thereof.

You should not draw any conclusions about the Fund’s investment performance from the amount of the distributions or from the terms of the Fund’s Managed Distribution Plan.

The Fund estimates that it has distributed more than its income and net realized capital gains in the fiscal year to date; therefore, a portion of your distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in Section 19(a) notices of the 1940 Act are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell you how to report distributions for federal income tax purposes.

The Board may amend, suspend or terminate the Managed Distribution Plan at any time, without prior notice to shareholders, if it deems such action to be in the best interest of the Fund and its shareholders.

Information on the Virtus Global Multi-Sector Income Fund is available through the closed end fund section on the web at www.Virtus.com. Section 19(a) notices are posted on the website at https://www.virtus.com/our-products/closed-end-fund-details/VGI.

MESSAGE TO SHAREHOLDERS

Dear Virtus Global Multi-Sector Income Fund Shareholder:

I am pleased to share with you the semiannual report for the Virtus Global Multi-Sector Income Fund that discusses performance for the six months ended May 31, 2016. This report contains commentary from the portfolio management team at Newfleet Asset Management on how the fixed income markets performed during the period and how the options overlay strategy contributed to the Fund’s performance. The results of the annual meeting of shareholders that was held on June 2, 2016 are also included in this report.

For the six months ended May 31, 2016, the Fund’s Net Asset Value gained 4.57%, including $0.94 in reinvested distributions. For the same period, the fund’s benchmark, the Barclays Global Aggregate Bond Index, gained 6.43%, including reinvested dividends.

On behalf of Newfleet Asset Management and Virtus Investment Partners, I thank all shareholders for entrusting your assets to us. Should you have any questions or require support, the Virtus customer service team is ready to assist you at 1-866-270-7788 or through the closed-end fund section of our website, www.virtus.com.

Sincerely,

George R. Aylward

President and Trustee

Virtus Global Multi-Sector Income Fund

July 2016

This information does not represent an offer, or the solicitation of an offer, to buy or sell securities of the Fund.

Performance data quoted represents past results. Past performance is no guarantee of future results and current performance may be higher or lower than performance shown.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND PERFORMANCE

MAY 31, 2016

(Unaudited)

About the Fund

The Virtus Global Multi-Sector Income Fund’s (NYSE: VGI) (the “Fund”) investment objective is to maximize current income while preserving capital. The Fund seeks to achieve its investment objective by applying a time-tested approach and extensive credit research to capitalize on opportunities across undervalued areas of the global bond market. There is no guarantee that the Fund will achieve its objective.

The use of leverage enables the Fund to borrow at short-term rates and invest at higher yields on its investments. As of May 31, 2016, the Fund’s leverage consisted of $68 million of debt, which represented approximately 26% of the Fund’s total assets.

Portfolio Review – Newfleet Asset Management LLC (“Newfleet”)

Newfleet’s Multi-Sector Fixed Income Strategies team manages the Fund, leveraging the knowledge and skill of investment professionals with expertise in every sector of the bond market, including evolving, specialized, and out-of-favor sectors. The team employs active sector rotation and disciplined risk management for portfolio construction, avoiding interest rate bets and remaining duration neutral. Newfleet also manages the Fund’s options overlay strategy. The options overlay strategy seeks to generate additional income through the purchase and sale of paired out-of-the-money puts and calls. The following commentary discusses Newfleet’s management of the Fund from December 1, 2015 through May 31, 2016.

How did the global fixed income markets perform during the six-month period ended May 31, 2016?

Most spread sectors outperformed U.S. Treasuries during the six-month period ended

May 31, 2016. The Federal Reserve’s dovish stance in mid-February sparked a rally that turned around a volatile time period that began with fresh concerns over China, plummeting oil prices, and fears that the Fed had raised rates too soon. Easing by major central banks and a weaker U.S. dollar helped to improve global risk sentiment and stabilize markets by the end of the period.

China remained at the center of global volatility. A sharp devaluation of the yuan and two closings of the stock market in the first week of the year heightened investor fears of a hard landing for the world’s second largest economy. While these fears have at least temporarily abated, both Standard & Poor’s and Moody’s have cut their outlook for the Chinese government’s credit rating, citing lags in the transformation to a service-oriented economy and the dangers of high debt levels.

Brent crude oil plummeted to a low of $27.88 per barrel on January 20 before peaking at $49.76 on May 30, and ending at $49.69 on May 31. Initially tumbling on China and global growth concerns, the commodity rose due to an improvement in the supply/demand imbalance and indications of willingness by major oil producers to restrict output. A weakening U.S. currency also supported oil’s recovery.

The Federal Reserve left its key interest rate (Fed Funds rate) at a target range of 0.25%-0.50% after raising its target rate by 0.25% in December 2015 and became increasingly dovish, bringing down its projection for the number of rate increases during 2016.

Yields declined across the majority of the U.S. Treasury curve and the curve flattened.

For information regarding the indexes and certain key investment terms see the Key Investment Terms starting on page 7.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued)

MAY 31, 2016

(Unaudited)

What factors affected the Fund’s performance during the period?

The out-performance of most fixed income credit sectors relative to U.S. Treasuries was the key positive contributor to performance for the Fund.

The Fund’s allocation to investment grade corporate bonds, corporate high yield bonds, emerging markets debt, and Yankee high quality bonds positively impacted performance.

The Fund’s exposure to structured finance sectors such as asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities negatively impacted performance as those sectors underperformed.

How did the Fund’s options overlay strategy perform over the period?

The options overlay strategy seeks to generate additional income through the use of index-based, out-of-the money put and call spreads. This strategy is driven by implied volatility, as measured by the CBOE Volatility Index (or “VIX” as it’s also called), and seeks to exploit pricing inefficiencies in options on the S&P 500 Index.

From December 1, 2015 through May 31, 2016, the S&P 500 Index was higher on a total return basis by 1.92%, and the CBOE Volatility Index was lower by 12.03%. Despite the relatively small change in the S&P 500 over this period, the performance of the options overlay strategy was defined by the steep sell-off in the S&P 500 that occurred during the first two weeks of 2016. During that time the strategy experienced consecutive losses that resulted in approximately 3.0% in options settlement costs. Following two losses, the strategy adapted to the change in volatility and continued to achieve a high rate of success, with greater than 95% of trades successful over the history of the strategy, and 92% of trades successful over the six-month period ended May 31, 2016. For the six-month period ended May 31, 2016, the strategy was down 1.11% (gross of fees). However, for the 12 months ended May 31, 2016, the strategy was up 1.04% (gross of fees).

What is your outlook for fixed income markets?

Although challenges remain in the global environment, a number of positive developments helped to calm markets as the period came to a close. These include a more dovish Fed that has taken global macro risks into greater consideration, global central bank easing, continued weakening of the U.S. dollar, a rally in oil and commodity prices, and evidence that growth in China is not weakening dramatically and its currency has stabilized. Technical conditions in the credit markets also have improved. Against the more positive global backdrop, better economic data in the U.S. have alleviated fears of an impending recession.

Our approach to investing in the global credit markets nonetheless requires caution as a number of the positive developments are still fluid situations – negative surprises and further currency devaluations are possible in China, oil likely will remain volatile, and the U.S. dollar could resume its ascent. All eyes will continue to be on the Fed. Though global concerns are a driving factor in its accommodating posture, it has to weigh a host of external concerns against a resilient U.S. economy. We enter the remainder of 2016 guided by a modest improvement in the global environment, but also aware of newer risks such as the repercussions of the U.K.’s “Brexit” decision to leave the European Union and a divisive U.S. presidential election.

In this uncertain environment, we believe it is especially important to stay diversified, have granular positions, and emphasize

For information regarding the indexes and certain key investment terms see the Key Investment Terms starting on page 7.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued)

MAY 31, 2016

(Unaudited)

liquid investments. We continue to look for opportunities in all sectors of the bond market, striving to uncover any out-of-favor or undervalued sectors and securities. We are constructive on spread sectors based on still solid fundamentals and attractive valuations. We continue to focus on higher quality credits within our below-investment grade allocation and are willing to give up some yield in order to avoid potential credit issues as we navigate through the credit cycle. With modest demand by investors and a supportive environment for fixed income, spread sectors continue to offer attractive investment opportunities to investors searching for total return and yield.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market conditions and should not be relied upon as investment advice.

There can be no assurance that the Fund will achieve its investment objectives.

The Fund’s portfolio holdings are subject to change and may not be representative of the portfolio managers’ current or future investments. The mention of individual securities held by the Fund is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

Leverage: When a fund leverages its portfolio, the value of its shares may be more volatile and all other risks may be compounded.

Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying and may increase downside losses.

Market Price/NAV: Shares of closed-end funds often trade at a discount to their net asset value, which may increase investors’ risk of loss. At the time of sale, an investor’s shares may have a market value that is above or below the fund’s NAV.

For information regarding the indexes and certain key investment terms see the Key Investment Terms starting on page 7.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

MAY 31, 2016

(Unaudited)

The following tables present the portfolio holdings within certain sectors or countries as a percentage of total investments net of written options at May 31, 2016.

Asset Allocation

Corporate Bonds and Notes		62%
Financials	22%
Energy	14
Consumer Discretionary	6
Total of all others	20
Foreign Government Securities		13
Mortgage-Backed Securities		10
Loan Agreements		7
Asset-Backed Securities		4
Preferred Stocks		2
Other (includes short-term investment)		2

		100%

Country Weightings

United States	50%
Mexico	5
Canada	3
Chile	3
Argentina	2
Brazil	2
Indonesia	2
Other	33

Total	100%

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

KEY INVESTMENT TERMS

MAY 31, 2016 (Unaudited)

Barclays Global Aggregate Bond Index

The Barclays Global Aggregate Bond Index is a market-weighted index of global government, government-related agencies, corporate and securitized fixed income investments.

The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Brent Crude

Roughly two-thirds of all crude contracts around the world reference Brent Blend, making it the most widely used marker of all. These days, “Brent” actually refers to oil from four different fields in the North Sea: Brent, Forties, Oseberg and Ekofisk. Crude from this region is light and sweet, making them ideal for the refining of diesel fuel, gasoline and other high-demand products. And because the supply is water-borne, it’s easy to transport to a distant locations.

Chicago Board Options Exchange (CBOE) Volatility Index, (‘VIX – CBOE’)

The Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The VIX is a widely used measure of market risk and is often referred to as the “investor fear gauge.”

Federal Reserve (the “Fed”)

The Central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Yield Curve

A line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates. The most frequently reported yield curve compares the three-month, two-year, five-year and 30-year U.S. Treasury debt. This yield curve is used as a benchmark for other debt in the market, such as mortgage rates or bank lending rates. The curve is also used to predict changes in economic output and growth.

OUR PRIVACY COMMITMENT

The Virtus Global Multi-Sector Income Fund recognizes that protecting the privacy and security of the confidential personal information we collect about you is an important responsibility. The following information will help you understand our privacy policy and how we will handle and maintain confidential personal information as we fulfill our obligations to protect your privacy. “Personal information” refers to the nonpublic financial information obtained by us in connection with providing you a financial product or service.

Information We Collect

We collect personal information to help us serve your financial needs, offer new products or services, provide customer service and fulfill legal and regulatory requirements. The type of information that we collect varies according to the products or services involved, and may include:

•	Information we receive from you on applications and related forms (such as name, address, social security number, assets and income); and

•	Information about your transactions and relationships with us, our affiliates, or others (such as products or services purchased, account balances and payment history).

Information Disclosed in Administering Products and Services

We will not disclose personal information about current or former customers to non-affiliated third parties except as permitted or required by law. We do not sell any personal information about you to any third party. In the normal course of business, personal information may be shared with persons or entities involved in servicing and administering products and services on our behalf, including your broker, financial advisor or financial planner and other service providers and affiliates assisting us.

Procedures to Protect Confidentiality and Security of Your Personal Information

We have procedures in place that limit access to personal information to those employees and service providers who need to know such information in order to perform business services on our behalf. We educate our employees on the importance of protecting the privacy and security of confidential personal information. We also maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your personal information.

We will update our policy and procedures where necessary to ensure that your privacy is maintained and that we conduct our business in a way that fulfills our commitment to you. If we make any material changes in our privacy policy, we will make that information available to customers through our Website and/or other communications.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.4%
U.S. Treasury Note
1.625%, 2/15/26	$400		$392
2.500%, 2/15/46	315		305
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $706)			697
MUNICIPAL BONDS—1.0%
California—0.5%
State of California Build America Bond Taxable 7.500%, 4/1/34	570		854

Illinois—0.5%
Chicago Wastewater Transmission Revenue Taxable 5.180%, 1/1/27	195		208
State of Illinois Build America Bond Taxable 6.900%, 3/1/35	700		754

			962
TOTAL MUNICIPAL BONDS (Identified Cost $1,693)			1,816
FOREIGN GOVERNMENT SECURITIES—17.2%
Argentine Republic
144A 6.875%, 4/22/21(3)	300		314
144A 9.125%, 3/16/24(3)(14)	730		783
144A 7.500%, 4/22/26(3)	980		1,029
Series NY, 8.280%, 12/31/33	1,269		1,386
144A 7.625%, 4/22/46(3)	590		604
Bermuda RegS 4.854%, 2/6/24(4)	700		742
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(4)	570		214
RegS 7.650%, 4/21/25(4)	1,845		676
City of Buenos Aires 144A 7.500%, 6/1/27(3)	320		321
Dominican Republic 144A 6.850%, 1/27/45(3)	800		792
Federative Republic of Brazil
8.500%, 1/5/24	1,405	BRL	348

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Treasury Note Series F 10.000%, 1/1/25	1,960	BRL	$485
5.625%, 1/7/41	$725		627
Hungary 5.375%, 3/25/24	530		588
Islamic Republic of Pakistan 144A 8.250%, 9/30/25(3)	600		641
Mongolia
144A 4.125%, 1/5/18(3)	285		275
144A 10.875%, 4/6/21(3)	355		366
RegS 5.125%, 12/5/22(4)	345		277
Republic of Angola 144A 9.500%, 11/12/25(3)	305		298
Republic of Armenia 144A 7.150%, 3/26/25(3)	700		682
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	800		770
Republic of Chile 5.500%, 8/5/20	547,000	CLP	831
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	998,500	COP	351
9.850%, 6/28/27	1,459,000	COP	528
Republic of Costa Rica
144A 7.000%, 4/4/44(3)	800		735
RegS 7.000%, 4/4/44	1,000		915
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	840		792
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,320		1,145
Republic of Ghana RegS 10.750%, 10/14/30(4)	950		950
Republic of Guatemala 144A 4.500%, 5/3/26(3)	640		634
Republic of Hungary 6.375%, 3/29/21	325		369
Republic of Indonesia
Series FR63, 5.625%, 5/15/23	7,482,000	IDR	485
Series FR56, 8.375%, 9/15/26	2,932,000	IDR	222
Republic of Iraq RegS 5.800%, 1/15/28(4)	890		651
Republic of Kazakhstan 144A 5.125%, 7/21/25(3)	260		274

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Republic of Panama 3.750%, 3/16/25	$1,020		$1,038
Republic of Peru 4.125%, 8/25/27	670		706
Republic of Romania
RegS 4.875%, 1/22/24(4)	650		707
144A 4.875%, 1/22/24(3)	390		424
Republic of South Africa
Series R203, 8.250%, 9/15/17	8,060	ZAR	514
Series R208, 6.750%, 3/31/21	5,820	ZAR	340
4.875%, 4/14/26	795		780
Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	900		867
Republic of Turkey 9.000%, 3/8/17	1,090	TRY	370
Republic of Uruguay
4.500%, 8/14/24	650		687
5.100%, 6/18/50	500		466
Russian Federation 144A 7.850%, 3/10/18(3)	55,000	RUB	803
Ukraine 144A 7.750%, 9/1/26(3)	730		668
United Mexican States
Series M, 6.500%, 6/9/22	24,898	MXN	1,399
4.750%, 3/8/44	1,006		998
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $35,208)			31,867
MORTGAGE-BACKED SECURITIES—13.6%
Agency—6.8%
FNMA
3.500%, 11/1/42	694		727
3.000%, 5/1/43	700		718
3.500%, 1/1/45	1,368		1,432
3.500%, 8/1/45	922		965
3.500%, 9/1/45	2,329		2,437
3.000%, 12/1/45	2,287		2,344
3.500%, 12/1/45	597		625
3.500%, 12/1/45	1,402		1,468
3.000%, 2/1/46	1,153		1,182
3.000%, 5/1/46	618		633

			12,531

	PAR VALUE	VALUE
Non-Agency—6.8%
American Homes 4 Rent 14-SFR2, C 144A 4.705%, 10/17/36(3)	$770	$804
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.650%, 6/25/33(2)	855	814
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	448	465
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	473	481
CIT Group Home Equity Loan Trust 03-1, A5 5.480%, 7/20/34(2)	1,450	1,460
Credit Suisse Commercial Mortgage Trust 07-C5, A1AM 5.870%, 9/15/40(2)	490	436
Credit Suisse Mortgage Trust 06-08 3A1 6.000%, 10/25/21	417	400
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.468%, 8/10/44(2)(3)	660	672
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	525	523
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	423	427
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	1,131	1,112
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07-PW15, AM 5.363%, 2/11/44	510	490
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(2)	447	438

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES (continued)
Non-Agency (continued)
MASTR Alternative Loan Trust 04-6, 7A1 6.000%, 7/25/34	$882	$875
Morgan Stanley – Bank of America (Merrill Lynch) Trust 15-C22, AS 3.561%, 4/15/48	1,153	1,192
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	772	789
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	690	702
WinWater Mortgage Loan Trust 16-1A5, 144A 3.500%, 1/20/46(2)(3)	449	461

		12,541
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $25,058)		25,072
ASSET-BACKED SECURITIES—4.9%
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	776	804
CarFinance Capital Auto Trust 14-1A, D 144A 4.900%, 4/15/20(3)	1,750	1,738
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	788	786
Citi Held For Asset Issuance 15-PM3 144A 4.310%, 5/16/22(3)	1,000	990
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	286	292
DT Auto Owner Trust 15-3A, C 144A 3.250%, 7/15/21(3)	645	639
Exeter Automobile Receivables Trust 14-3A, D 144A 5.690%, 4/15/21(3)	730	723

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES (continued)
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	$431	$435
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	420	418
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	425	408
LEAF Receivables Funding 11 LLC 16-1, E2 11 144A 6.000%, 6/17/24(3)	250	225
Taco Bell Funding LLC 16-1A, A21 144A 3.832%, 5/25/46(3)	760	761
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	846	850
TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,110)		9,069
CORPORATE BONDS AND NOTES—83.2%
Consumer Discretionary—8.4%
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	595	604
Boyd Gaming Corp. 6.875%, 5/15/23	320	337
Brookfield Residential Properties, Inc.
144A 6.500%, 12/15/20(3)	645	658
144A 6.125%, 7/1/22(3)	215	206
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(15)	750	705
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	500	506
Caesars Growth Properties Holdings LLC Finance, Inc. 9.375%, 5/1/22	540	495
CCO Holdings LLC / CCO Holdings Capital Corp. 144A 5.750%, 2/15/26(3)	470	483
Dana Financing Luxembourg S.a.r.l 144A 6.500%, 6/1/26(3)	200	200

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Consumer Discretionary (continued)
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	$600		$599
Goodyear Tire & Rubber Co. (The) 5.000%, 5/31/26	265		269
Grupo Televisa SAB
4.625%, 1/30/26	525		555
7.250%, 5/14/43	8,000	MXN	360
International Game Technology plc 144A 6.250%, 2/15/22(3)	400		409
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	285		300
M/I Homes, Inc. 6.750%, 1/15/21	395		399
MDC Holdings, Inc. 5.500%, 1/15/24	655		648
MGM Growth Properties Operating Partnership LP (MGP Escrow, Inc.) 144A 5.625%, 5/1/24(3)	100		105
MGM Resorts International 6.000%, 3/15/23	730		765
Mohegan Tribal Gaming Authority 9.750%, 9/1/21	480		508
MPG Holdco I, Inc. 7.375%, 10/15/22	100		100
New York University 4.142%, 7/1/48	420		415
Numericable Group S.A. 144A 6.000%, 5/15/22(3)	845		844
Numericable S.A. 144A 7.375%, 5/1/26(3)	200		202
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(3)	465		456
QVC, Inc. 5.125%, 7/2/22	690		727
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	465		472
Sirius XM Radio, Inc. 144A 5.375%, 7/15/26(3)	630		628

	PAR VALUE	VALUE
Consumer Discretionary (continued)
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(3)	$415	$412
Toll Brothers Finance Corp. 4.875%, 11/15/25	740	751
TRI Pointe Group, Inc. 5.875%, 6/15/24	830	832
VTR Finance BV 144A 6.875%, 1/15/24(3)	555	549

		15,499

Consumer Staples—1.2%
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	270	273
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	195	207
Safeway, Inc. 7.250%, 2/1/31	655	627
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	795	706
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	427	444

		2,257

Energy—18.9%
Afren plc
144A 10.250%, 4/8/19(3)(14)	635	3
144A 6.625%, 12/9/20(3)(14)	732	4
Alberta Energy Co. Ltd. 8.125%, 9/15/30	280	277
Anadarko Petroleum Corp.
4.850%, 3/15/21	130	135
5.550%, 3/15/26	180	192
6.600%, 3/15/46	390	435
Bill Barrett Corp. 7.625%, 10/1/19	420	338
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	235	213
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	430	420
Cheniere Corpus Christi Holdings LLC 144A 7.000%, 6/30/24(3)	360	369
Cimarex Energy Co. 4.375%, 6/1/24	380	387

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Concho Resources, Inc. 5.500%, 4/1/23	$255	$256
Continental Resources, Inc.
5.000%, 9/15/22	435	413
4.500%, 4/15/23	260	238
Dolphin Energy Ltd. 144A 5.500%, 12/15/21(3)(11)	2,000	2,238
Ecopetrol S.A.
5.875%, 9/18/23	280	280
4.125%, 1/16/25	865	758
5.375%, 6/26/26	280	261
Enbridge Energy Partners LP 4.375%, 10/15/20	155	157
Encana Corp. 3.900%, 11/15/21	275	245
EnQuest plc 144A 7.000%, 4/15/22(3)	930	572
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	1,354	1,317
FTS International, Inc. 6.250%, 5/1/22	620	189
Gazprom OAO (Gaz Capital S.A.)
144A 6.000%, 11/27/23(3)(7)	335	344
144A 4.950%, 2/6/28(3)(7)	1,300	1,233
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	405	418
KazMunayGas National Co. 144A 6.375%, 4/9/21(3)	460	488
Kinder Morgan, Inc. 7.750%, 1/15/32	795	859
Kunlun Energy Co., Ltd. 144A 3.750%, 5/13/25(3)	700	699
Lukoil OAO International Finance BV
144A 6.125%, 11/9/20(3)(7)	1,100	1,187
144A 4.563%, 4/24/23(3)	800	789
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)(11)	1,000	947
MPLX LP 144A 4.875%, 12/1/24(3)	1,025	968

	PAR VALUE	VALUE
Energy (continued)
Newfield Exploration Co. 5.625%, 7/1/24	$745	$741
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	520	471
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,345	175
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)(14)	690	109
Parker Drilling Co. 6.750%, 7/15/22	350	252
Parsley Energy LLC Parsley Finance Corp. 144A 6.250%, 6/1/24(3)	100	102
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	1,200	1,197
144A 6.000%, 5/3/42(3)	1,200	1,157
144A 5.625%, 5/20/43(3)	410	378
Petrobras Global Finance BV 6.750%, 1/27/41	1,800	1,295
Petroleos de Venezuela S.A.
RegS 8.500%, 11/2/17	1,307	845
144A 6.000%, 5/16/24(3)	2,120	701
RegS 6.000%, 11/15/26(4)	1,270	413
Petroleos Mexicanos
4.250%, 1/15/25	700	655
6.500%, 6/2/41	700	661
6.375%, 1/23/45	800	749
QEP Resources, Inc.
6.875%, 3/1/21	340	343
5.250%, 5/1/23	325	301
Range Resources Corp. 5.000%, 3/15/23	700	655
Regency Energy Partners LP 5.000%, 10/1/22	650	637
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	675	693
SM Energy Co. 6.125%, 11/15/22	290	267
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	655	676

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Energy (continued)
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	$1,015		$1,010
Transocean, Inc.
5.800%, 12/15/16	255		258
6.800%, 3/15/38	215		128
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	1,350		1,337
Weatherford International Ltd. 9.625%, 3/1/19	635		629
YPF S.A. 144A 8.500%, 3/23/21(3)	510		536

			35,000

Financials—30.0%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	800		809
Akbank TAS 144A 7.500%, 2/5/18(3)	1,900	TRY	601
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	2,460		2,528
ALROSA Finance S.A. 144A 7.750%, 11/3/20(3)	750		844
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	785		791
Ares Finance Co., LLC Finance Co., LLC 144A 4.000%, 10/8/24(3)	830		793
Australia & New Zealand Banking Group Ltd 144A 4.400%, 5/19/26(3)	755		764
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)(11)	1,750		1,911
Banco Continental S.A. RegS 5.500%, 11/18/20(4)(7)	2,000		2,194
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	1,225		1,323
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	1,860		1,930

	PAR VALUE		VALUE
Financials (continued)
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(2)(3)	$1,260		$1,339
Banco Nacional de Comercio 144A 4.375%, 10/14/25(3)	510		526
Banco Santander Chile 144A 3.875%, 9/20/22(3)	1,600		1,664
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)(6)	1,000		1,050
Banco Votorantim S.A. 144A 7.375%, 1/21/20(3)	381		397
Bancolombia S.A. 5.125%, 9/11/22	1,220		1,215
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	1,500		1,636
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	675		699
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	160,000	CLP	239
Brixmor Operating Partnership LP 3.875%, 8/15/22	190		190
Citigroup, Inc. 6.250%(2)(5)	875		905
Citizens Financial Group, Inc. 5.500%(2)(5)	845		815
Communications Sales & Leasing, Inc. 8.250%, 10/15/23	175		165
Compass Bank 3.875%, 4/10/25	945		890
Corrections Corp. of America 5.000%, 10/15/22	555		586
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	845		780
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	925		863
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	1,600		1,592

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Financials (continued)
First Niagara Financial Group, Inc. 7.250%, 12/15/21	$1,400		$1,628
FS Investment Corp.
4.250%, 1/15/20	650		658
4.750%, 5/15/22	225		225
Genworth Holdings, Inc. 4.900%, 8/15/23	530		391
Gruposura Finance SA 144A 5.500%, 4/29/26(3)	755		767
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	1,546		1,536
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	360		352
Hospitality Properties Trust 4.500%, 3/15/25	745		726
HSBC Finance Corp. 6.676%, 1/15/21(11)	1,400		1,586
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 5.875%, 2/1/22	680		627
ICICI Bank Ltd. 144A 4.000%, 3/18/26(3)	530		528
ING Groep NV 6.000%(2)(5)(6)	815		793
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	800		754
Macquarie Group Ltd.
144A 6.000%, 1/14/20(3)	1,100		1,220
144A 6.250%, 1/14/21(3)	325		368
Manulife Financial Corp. 4.150%, 3/4/26	600		634
Morgan Stanley
144A 10.090%, 5/3/17(3)	3,050	BRL	823
4.350%, 9/8/26	360		371
MPT Operating Partnership LP
6.375%, 3/1/24	140		150
5.500%, 5/1/24	145		149
Oversea-Chinese Banking Corp Ltd. 144A 4.250%, 6/19/24(3)	1,500		1,564
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)(11)	1,805		1,868

	PAR VALUE	VALUE
Financials (continued)
Prudential Financial, Inc. 5.875%, 9/15/42(2)	$1,385	$1,501
Sberbank of Russia Via SB Capital SA 144A 5.500%, 2/26/24(2)(3)(7)	650	627
Select Income REIT 4.500%, 2/1/25	690	664
Teachers Insurance & Annuity Association Asset Management Finance Co. LLC 144A 4.125%, 11/1/24(3)	985	1,014
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	640	640
Trinity Acquisition plc
3.500%, 9/15/21	50	51
4.400%, 3/15/26	610	624
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,095	1,110
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	870	818
Welltower, Inc. 4.250%, 4/1/26	600	628

		55,434

Health Care—1.8%
Kinetic Concepts, Inc. 144A 7.875%, 2/15/21(3)	45	48
LifePoint Health Inc 144A 5.375%, 5/1/24(3)	140	141
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	550	520
MEDNAX, Inc. 144A 5.250%, 12/1/23(3)	310	317
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	35	36
Quorum Health Corp. 144A 11.625%, 4/15/23(3)	170	171
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	495	499
Teleflex, Inc. 4.875%, 6/1/26	325	327

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Health Care (continued)
Tenet Healthcare Corp.
5.500%, 3/1/19	$435	$427
8.125%, 4/1/22	300	303
Universal Health Services, Inc. 144A 4.750%, 8/1/22(3)	120	122
144A 5.000%, 6/1/26(3)	285	287
Valeant Pharmaceuticals International, Inc. 144A 5.875%, 5/15/23(3)	80	68

		3,266

Industrials—7.0%
ADT Corp. (The) 6.250%, 10/15/21	580	610
Air Canada Pass-Through-Trust 13-1, B 144A 5.375%, 5/15/21(3)	1,110	1,114
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	1,200	1,266
America West Airlines Pass-Through-Trust 01-1, G 7.100%, 4/2/21	1,162	1,245
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	295	281
144A 6.125%, 1/15/23(3)	555	478
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	375	410
DP World Ltd. 144A 6.850%, 7/2/37(3)	1,000	1,052
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	940	879
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	780	805
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	498	527
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	870	845
Prime Security Services Borrower LLC (Prime Finance, Inc.) 144A 9.250%, 5/15/23(3)	265	278
Standard Industries, Inc. 144A 5.125%, 2/15/21(3)	25	26

	PAR VALUE	VALUE
Industrials (continued)
144A 5.500%, 2/15/23(3)	$190	$196
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	1,000	910
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	755	787
United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	499	503
Wheels Up 16-01, A 0.500%, 6/1/24(16)	755	748

		12,960

Information Technology—1.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 144A 5.450%, 6/15/23(3)	135	137
144A 6.020%, 6/15/26(3)	125	126
144A 8.100%, 7/15/36(3)	120	123
144A 8.350%, 7/15/46(3)	135	137
Flextronics International Ltd. 4.750%, 6/15/25	850	853
Hewlett Packard Enterprise Co. 144A 4.900%, 10/15/25(3)	325	332
LAM Research Corp. 3.450%, 6/15/23	135	136
3.900%, 6/15/26	250	254
Western Digital Corp. 144A 7.375%, 4/1/23(3)	105	110
144A 10.500%, 4/1/24(3)	355	368

		2,576

Materials—6.4%
Aleris International, Inc. 144A 9.500%, 4/1/21(3)	420	433
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	1,230	1,307
ArcelorMittal 6.125%, 6/1/25	865	848
Ardagh Packaging Finance PLC Ardagh Holdings USA Inc 144A 4.625%, 5/15/23(3)	400	398
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	405	421

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
CORPORATE BONDS AND NOTES (continued)
Materials (continued)
Cascades, Inc. 144A 5.500%, 7/15/22(3)	$710		$696
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	415		392
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	435		441
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	510		549
Freeport-McMoRan Copper & Gold, Inc. 3.550%, 3/1/22	400		338
3.875%, 3/15/23	330		273
Gerdau Trade, Inc. 144A 5.750%, 1/30/21(3)	500		462
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	585		586
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	1,000		1,017
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	1,500		1,570
Severstal OAO Via Steel Capital SA 144A 5.900%, 10/17/22(3)(7)	1,100		1,169
Teck Resources Ltd. 144A 8.000%, 6/1/21(3)	60		61
144A 8.500%, 6/1/24(3)	165		170
United States Steel Corp. 7.375%, 4/1/20	66		58
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	825		687

			11,876

Telecommunication Services—4.6%
Altice Financing S.A. 144A 6.625%, 2/15/23(3)	700		703
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	8,000	MXN	413
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)(11)	1,430		1,537
CenturyLink, Inc. Series Y 7.500%, 4/1/24	450		446

	PAR VALUE	VALUE
Telecommunication Services (continued)
Comcel Trust via Comunicaciones Celulares SA 144A 6.875%, 2/6/24(3)(7)	$570	$534
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	720	628
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	415	413
Frontier Communications Corp.
6.250%, 9/15/21	515	482
144A 10.500%, 9/15/22(3)	165	172
GTH Finance Bv 144A 7.250%, 4/26/23(3)	600	609
Neptune Finance Corp. 144A 10.125%, 1/15/23(3)	200	224
Sprint Communications, Inc. 6.000%, 11/15/22	60	45
Sprint Corp. 7.250%, 9/15/21	710	578
T-Mobile USA, Inc.
6.836%, 4/28/23	290	308
6.500%, 1/15/26	315	334
Windstream Corp. 7.750%, 10/15/20	1,150	1,081

		8,507

Utilities—3.5%
Dynegy, Inc. 7.375%, 11/1/22	365	355
Electricite de France S.A. 144A 5.250%(2)(3)(5)(6)	1,325	1,270
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	380	439
Israel Electric Corp Ltd. 144A 6.875%, 6/21/23(3)	725	856
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	715	656
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	540	617
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	990	1,076
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	525	486

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES (continued)
Utilities (continued)
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	$750	$668

		6,423
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $160,105)		153,798
LOAN AGREEMENTS(2)—10.1%
Consumer Discretionary—1.4%
Caesars Entertainment Operating Co., Inc. Tranche B-4, 11.500%, 10/31/16(15)	571	582
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	309	291
Cengage Learning, Inc. 0.000%, 5/27/23(8)	84	84
El Dorado Resorts, Inc. 4.250%, 7/25/22	157	158
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	199	200
Laureate Education, Inc. 2018 Extended, 5.000%, 6/15/18	584	569
PetSmart, Inc. Tranche B-1, 4.250%, 3/11/22	115	115
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	528	524

		2,523

Consumer Staples—0.5%
Albertson’s LLC Tranche B -5 5.500%, 12/21/22	516	517
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	362	370

		887

	PAR VALUE	VALUE
Energy—0.5%
Chelsea Petroleum I LLC Tranche B 5.250%, 10/28/22	$596	$594
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	456	361
Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(14)	825	29

		984

Financials—0.8%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	454	458
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	1,032	1,033

		1,491

Health Care—2.0%
21st Century Oncology, Inc. Tranche B, 6.500%, 4/30/22	228	211
Amneal Pharmaceuticals LLC 5.250%, 11/1/19(8)	531	531
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	390	392
CHG Healthcare Services, Inc. 0.000%, 5/26/23(8)	379	381
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	755	757
MMM Holdings, Inc. 9.750%, 12/12/17(12)(15)	198	132
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(12)(15)	144	96
Multiplan, Inc. 0.000%, 5/19/23(8)	187	189
Quorum Health Corp. 6.750%, 4/29/22	356	357
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	484	485

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS (continued)
Health Care (continued)
U.S. Renal Care, Inc. 5.250%, 12/30/22	$261	$260

		3,791

Industrials—1.7%
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	412	392
DynCorp International, Inc. 6.250%, 7/7/16	592	584
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	206	203
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	1,021	1,021
McGraw-Hill Global Education Holdings LLC Tranche B, 5.000%, 5/4/22	385	387
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	570	549

		3,136

Information Technology—1.9%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	235	235
First Data Corp.
Tranche 2021, 4.443%, 3/24/21	1,356	1,364
Tranche 2022 B, 4.193%, 7/8/22	482	484
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	259	241
NXP BV (NXP Funding LLC) Tranche B, 3.750%, 12/7/20	285	286
On Semiconductor 5.250%, 3/31/23	194	196
Presidio, Inc. Refinancing Term, 5.250%, 2/2/22	644	642

		3,448

	PAR VALUE		VALUE
Materials—0.6%
Anchor Glass Container Tranche B, 4.750%, 7/1/22	$451		$453
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	287		270
Polyone Corp. Second Lien, 3.750%, 11/11/22	199		200
PQ Corp. Tranche B-1, 5.750%, 11/4/22	107		108

			1,031

Utilities—0.7%
Atlantic Power LP 6.000%, 4/13/23(8)	635		638
NRG Energy, Inc. Tranche 2013, 2.750%, 7/1/18	714		715

			1,353
TOTAL LOAN AGREEMENTS (Identified Cost $19,696)			18,644

	SHARES
PREFERRED STOCKS—3.2%
Energy—0.6%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)(11)	1,100	(9)	1,087

Financials—1.9%
Citigroup, Inc. Series J, 7.125%	30,800		882
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	150	(9)	150
JPMorgan Chase & Co. Series Z, 5.300%(2)	160	(9)	162
SunTrust Bank, Inc. 5.625%(2)	60	(9)	60
Wells Fargo & Co. Series K, 7.980%(2)	840	(9)	884
Zions Bancorp. 6.950%(2)	47,150		1,447

			3,585

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS (continued)
Industrials—0.7%
General Electric Co. Series D, 5.000%(2)	1,248	(9)	$1,305
TOTAL PREFERRED STOCKS
(Identified Cost $5,538)			5,977
COMMON STOCKS—1.4%
Energy—1.4%
Baytex Energy Corp.	26,280		128
Carrizo Oil & Gas, Inc.(13)	9,050		348
Chesapeake Energy Corp.	28,670		123
Denbury Resources, Inc.	34,795		139
Diamondback Energy, Inc.(13)	3,825		348
Gulfport Energy Corp.(13)	4,120		127
Hercules Offshore, Inc.(13)	10,017		11
Murphy Oil Corp.	7,305		226
Nabors Industries Ltd.	27,400		258
Noble Energy, Inc.	6,645		238
QEP Resources, Inc.	13,455		251
SM Energy Co.	4,730		149
Whiting Petroleum Corp.(13)	11,965		148
TOTAL COMMON STOCKS (Identified Cost $3,108)			2,494

	CONTRACTS
PURCHASED OPTIONS—0.0%
Call Options—0.0%
S&P 500® Index expiration 6/01/16 strike price $2,175	183		0
S&P 500® Index expiration 6/03/16 strike price $2,190	669		3
S&P 500® Index expiration 6/08/16 strike price $2,200	320		2
S&P 500® Index expiration 6/10/16 strike price $2,200	656		10

			15

	CONTRACTS	VALUE
Put Options—0.0%
S&P 500® Index expiration 6/01/16 strike price $1,905	183	$0
S&P 500® Index expiration 6/03/16 strike price $1,910	669	7
S&P 500® Index expiration 6/08/16 strike price $1,970	320	17
S&P 500® Index expiration 6/10/16 strike price $1,980	656	46

		70
TOTAL PURCHASED OPTIONS—0.0%
(Premiums Paid $242)		85
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—135.0%
(Identified Cost $260,464)		249,519	(1)(10)
WRITTEN OPTIONS—(0.2)%
Call Options—(0.1)%
S&P 500® Index expiration 6/01/16 strike price $2,120	183	(3)
S&P 500® Index expiration 6/03/16 strike price $2,130	669	(27)
S&P 500® Index expiration 6/08/16 strike price $2,150	320	(11)
S&P 500® Index expiration 6/10/16 strike price $2,150	656	(36)

		(77)

Put Options—(0.1)%
S&P 500® Index expiration 6/01/16 strike price $1,960	183	(1)
S&P 500® Index expiration 6/03/16 strike price $1,970	669	(9)
S&P 500® Index expiration 6/08/16 strike price $2,025	320	(40)

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

	CONTRACTS	VALUE
WRITTEN OPTIONS (continued)
Put Options (continued)
S&P 500® Index expiration 6/10/16 strike price $2,030	656	$(158)

		(208)
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $652)		(285	)(1)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—134.8%
(Identified Cost $259,812)		249,234
Other assets and liabilities, net—(34.8)%		(64,392)

NET ASSETS—100.0%		$184,842

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
REIT	Real Estate Investment Trust

FOOTNOTE LEGEND:

(1)	Federal Income Tax Information: For tax information at May 31, 2016, see Note 12 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at May 31, 2016.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities amounted to a value of $119,624 or 64.7% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after May 31, 2016, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	All or a portion of the portfolio is segregated as collateral for borrowings.
(11)	All or a portion of the security is segregated as collateral for written options.
(12)	Illiquid security.
(13)	Non-income producing.
(14)	Security in default, no interest payments are being received.
(15)	Security in default, interest payments are being received during bankruptcy proceedings.
(16)	Coupon represents commitment fee for unfunded portion of the loan.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of May 31, 2016 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at May 31, 2016	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,069	$—	$8,426	$643
Corporate Bonds and Notes	153,798	—	153,043	755
Foreign Government Securities	31,867	—	31,867	—
Loan Agreements	18,644	—	18,224	420
Mortgage-Backed Securities	25,072	—	25,072	—
Municipal Bonds	1,816	—	1,816	—
U.S. Government Securities	697	—	697	—
Equity Securities:
Common Stocks	2,494	2,494	—	—
Preferred Stocks	5,977	2,329	3,648	—
Purchased Options	85	83	2	—

Total Investments before Written Options	$249,519	$4,906	$242,795	$1,818

Written Options	(285)	(285)	—	—

Total Investments Net of Written Options	$249,234	$4,621	$242,795	$1,818

Securities held by the Fund with an end of period value of $1,447 were transferred from Level 2 to Level 1, since starting to use an exchange price.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MAY 31, 2016 (Unaudited)

($ reported in thousands)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total		Loan Agreements		Asset-Backed Securities	Corporate Bonds and Notes
Balance as of November 30, 2015:	$1,851		$1,435		$416	$—
Accrued discount (premium)	—	(c)	—	(c)	—	—
Realized gain (loss)	—	(c)	—	(c)	—	—
Change in unrealized appreciation/(depreciation)(d)	10		12		(2)	—
Purchases	977		—		229	748
Sales(b)	(53)		(53)		—	—
Transfers into Level 3(a)(e)	427		420		—	7
Transfers from Level 3(a)(e)	(1,394)		(1,394)		—	—

Balance as of May 31, 2016	$1,818		$420		$643	$755

(a)	“Transfers into and/or from” represent the ending value as of May 31, 2016, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	Included in the related net change in unrealized appreciation (depreciation) on investments in the Statement of Operations. The change in unrealized appreciation (depreciation) on securities still held at May 31, 2016, was $10.
(e)	The transfers are due to increase and/or (decrease) in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2016 (Unaudited)

(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value (Identified cost $260,464)	$249,519
Foreign currency at value (Identified cost $252)	253
Cash	2,908
Deposits with prime broker	3,827
Receivables
Investment securities sold	520
Dividends and interest	3,145
Tax reclaims	63
Prepaid expenses	24
Prepaid trustee retainer	26

Total assets	260,285

Liabilities
Written options at value (Premiums received $652)(Note 3)	285
Payables
Borrowings (Note 8)	68,000
Investment securities purchased	6,839
Investment advisory fee	203
Administration fee	22
Professional fee	29
Interest payable on borrowings	2
Transfer agent fees and expenses	3
Trustees’ fee and expenses	12
Other accrued expenses	48

Total liabilities	75,443

Net Assets	$184,842

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$208,572
Accumulated undistributed net investment income (loss)	(5,268)
Accumulated undistributed net realized gain (loss)	(7,874)
Net unrealized appreciation (depreciation) on investments	(10,955)
Net unrealized appreciation (depreciation) on written options	367

Net Assets	$184,842

Net Asset Value Per Share (Net assets/shares outstanding) Shares outstanding 11,255,236	$16.42

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MAY 31, 2016 (Unaudited)

($ reported in thousands)

Investment Income
Interest	$7,374
Dividends	70
Foreign taxes withheld	(1)

Total investment income	7,443

Expenses
Investment advisory fees	1,173
Administration and accounting fees	163
Printing fees and expenses	54
Trustee’s fees and expenses	53
Professional fees	35
Transfer agent fees and expenses	7
Custodian fees	4
Miscellaneous	33

Total expenses before interest expense	1,522
Interest expense	422

Total expenses after interest expense	1,944
Earnings credit from custodian	(1)

Net expenses	1,943

Net investment income (loss)	5,500

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(7,860)
Net realized gain (loss) on foreign currency transactions	(9)
Net realized gain (loss) on written options	157
Net change in unrealized appreciation (depreciation) on investments	8,469
Net change in unrealized appreciation (depreciation) on foreign currency translations	(4)
Net change in unrealized appreciation (depreciation) on written options	131

Net realized and unrealized gain (loss) on investments	884

Net increase (decrease) in net assets resulting from operations	$6,384

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Six Months Ended May 31, 2016 (Unaudited)		Fiscal Period Ended November 30, 2015(1)	Year Ended December 31, 2014
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$5,500		$10,239	$13,793
Net realized gain (loss)	(7,712)		38	5,451
Net increase in payments by affiliates	—		4	—
Net change in unrealized appreciation (depreciation)	8,596		(4,262)	(10,961)

Increase (decrease) in net assets resulting from operations	6,384		6,019	8,283

From Distributions to Shareholders
Net investment income	(10,535	)(2)	(7,892)	(13,105)
Net realized short-term gains	—		(2,114)	(4,003)
Net realized long-term gains	—		(5,291)	(1,148)
Return of capital	—		(5,953)	—

Decrease in net assets from distributions to shareholders	(10,535)		(21,250)	(18,256)

Net increase (decrease) in net assets	(4,151)		(15,231)	(9,973)

Net Assets
Beginning of period	188,993		204,224	214,197

End of period	$184,842		$188,993	$204,224

Accumulated undistributed net investment income (loss) at end of period	(5,268)		$(233)	$(75)

(1)	The Fund changed its fiscal year end to November 30 during the period.
(2)	Please note that the tax status of our distributions is determined at the end of the tax year. However, based on interim data as of May 31, 2016, we estimate 46% of the distributions will represent net investment income and 54% will represent return of capital.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

STATEMENT OF CASH FLOWS

FOR THE SIX MONTHS ENDED MAY 31, 2016 (Unaudited)

($ reported in thousands)

Increase (decrease) in cash
Cash Flows Provided by (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$6,384

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided/(used by) operating activities:
Proceeds from sales and paydowns of long-term investments	87,757
(Increase) Decrease in investment securities sold receivable	946
Purchases of long-term investments	(85,247)
Increase (Decrease) in investment securities purchased payable	2,604
Net (purchases) or sales of short-term securities	2,790
Net (purchases) or sales in purchased options	(2,388)
Net purchases or (sales) in written options	126
Net change in unrealized (appreciation)/depreciation on long-term investments	(8,469)
Net change in unrealized (appreciation)/depreciation on written options	(131)
Net realized (gain)/loss from sales of long-term investments	7,860
Net realized (gain)/loss from written options	(157)
Amortization of premium and accretion of discounts on investments	79
(Increase) Decrease in deposit with prime broker	(499)
(Increase) Decrease in tax reclaims receivable	(1)
(Increase) Decrease in dividends and interest receivable	84
(Increase) Decrease in prepaid expenses	(7)
(Increase) Decrease in prepaid trustee retainer	(14)
Increase (Decrease) in investment advisory fees payable	2
Increase (Decrease) in other affiliates payable	(6)
Increase (Decrease) in Trustees’ fees and expenses payable	(13)
Increase (Decrease) in other accrued expenses payable	(3)

Cash provided by (used for) operating activities	11,697

Cash provided by (used for) financing activities:
Cash dividends paid to shareholders	(10,535)

Cash provided by (used for) financing activities	(10,535)

Net increase (decrease) in cash	1,162

Cash:
Cash and foreign currency at beginning of period	1,999

Cash and foreign currency at end of period	$3,161

Cash flow information:
Cash paid during the period for interest	$422

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS

(Selected per share data and ratios for a share outstanding throughout each period)

	Six Months Ended May 31, 2016 (Unaudited)		Period Ended November 30(10) 2015		Year Ended December 31,
					2014	2013
PER SHARE OPERATING DATA:
Net Asset Value, Beginning of Period	$16.79		$18.14		$19.03	$20.32

Income from investment operations:
Net Investment Income/(Loss)(2)	0.49		0.91		1.23	1.34
Net Realized and Unrealized Gain/(Loss)	0.08		(0.37)		(0.50)	(1.10)

Total from Investment Operations	0.57		0.54		0.73	0.24

Dividends and/or Distributions to Shareholders:
Dividends from Net Investment Income	(0.94)		(0.70)		(1.16)	(1.29)
Dividends from Net Realized Gains	—		(0.66)		(0.46)	(0.24)
Distributions from return of capital	—		(0.53)		—	—

Total Dividends and Distributions to Shareholders	(0.94)		(1.89)		(1.62)	(1.53)
Payment from affiliate	—		—	(9)	—	—

Net Asset Value, End of Period	$16.42		$16.79		$18.14	$19.03

Market Price, End of Period(3)	$14.66		$14.26		$15.85	$16.92

Total Return on Net Asset Value(4)	4.57	%(7)	4.34	%(7)	4.81%	1.89%
Total Return on Market Value(5)	9.92	%(7)	1.47	%(7)	2.94%	(2.55)%
Net Assets, End of Period (000’s)	$184,842		$188,993		$204,224	$214,197

RATIOS/SUPPLEMENTAL DATA:
Ratio of Total Expenses After Interest Expense to Average Net Assets(6)	2.17	%(8)	2.08	%(8)	2.13%	2.16%
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.15	%(8)	5.62	%(8)	6.37%	6.87%
Portfolio Turnover Rate	33	%(7)	50	%(7)	45%	48%

Bank Borrowings:
Loan Outstanding, End of Period (000’s)	$68,000		$68,000		$80,000	$93,000
Asset Coverage for Loan Outstanding	371%		376%		357%	330%

(1)	Fund commenced operations on February 23, 2012, the date which its initial public offering shares were issued.
(2)	Based on average number of shares of common stock outstanding.
(3)	Closing price – New York Stock Exchange (“NYSE”).
(4)	Total Return on NAV is calculated using the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

(Selected per share data and ratios for a share outstanding throughout each period)

	From Inception[1] to December 31, 2012

PER SHARE OPERATING DATA:
Net Asset Value, Beginning of Period	$19.10	(1)

Income from investment operations:
Net Investment Income/(Loss)(2)	1.08
Net Realized and Unrealized Gain/(Loss)	1.19

Total from Investment Operations	2.27

Dividends and/or Distributions to Shareholders:
Dividends from Net Investment Income	(0.93)
Dividends from Net Realized Gains	(0.12)
Distributions from return of capital	—

Total Dividends and Distributions to Shareholders	(1.05)
Payment from affiliate	—

Net Asset Value, End of Period	$20.32

Market Price, End of Period(3)	$18.90

Total Return on Net Asset Value(4)	12.61	%(7)
Total Return on Market Value(5)	(0.02	)%(7)
Net Assets, End of Period (000’s)	$228,749

RATIOS/SUPPLEMENTAL DATA:
Ratio of Total Expenses After Interest Expense to Average Net Assets(6)	2.19	%(8)
Ratio of Net Investment Income/(Loss) to Average Net Assets	6.65	%(8)
Portfolio Turnover Rate	46	%(7)

Bank Borrowings:
Loan Outstanding, End of Period (000’s)	$93,000
Asset Coverage for Loan Outstanding	346%

(5)	Total investment return is calculated assuming a purchase of common shares of the opening of the first day and sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Automatic Reinvestment and Cash Purchase Plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions that a shareholder may pay are not reflected. Total return does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the sale of fund shares.
(6)	Ratio of operating expenses, excluding interest expense on the line of credit, was 1.70% for the six months ended May 31, 2016, 1.71% for the fiscal period ended November 30, 2015, 1.74% and 1.73% for the years ended December 31, 2014 and 2013, respectively, and 1.74% from inception(1) to December 31, 2012.
(7)	Not annualized.
(8)	Annualized.
(9)	Amount is less than $0.005.
(10)	During the period the Fund changed its fiscal year end from December 31 to November 30.

See Notes to Financial Statements

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2016 (Unaudited)

Note 1. Organization

The Fund was incorporated as a statutory trust under the laws of the State of Delaware on November 9, 2011. The Fund commenced operations on February 23, 2012, as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income while preserving capital.

Note 2. Significant Accounting Policies

The significant accounting policies consistently followed by the Fund in the preparation of its financial statements are summarized below and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for the Fund, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from sales of securities are determined on the identified cost basis. Dividend income is

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

C.	Income Taxes

The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of May 31, 2016, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2013 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E.	Foreign Currency Translation

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

F.	When-issued Purchases and Forward Commitments (Delayed-Delivery)

The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G.	Loan Agreements

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan Agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

At May 31, 2016, all loan agreements held by the Fund are assignment loans.

H.	Expenses

Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the Fund’s pro rata expenses of any underlying mutual funds in which the Fund invests.

Note 3. Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

A.	Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund pursues an option income strategy whereby it purchases and sells out-of-the-money puts and calls, creating an options spread designed to generate a consistent level of option cash flow which should result in additional yield. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedule of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in “Net change in unrealized appreciation (depreciation) on investments” in the Statement of Operations. Changes in value of written options is included in “Net change in unrealized appreciation (depreciation) on written options”.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statement of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statement of Operations.

The risk in writing covered put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are normally subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

from the then-market value. However, the Fund may limit its risk of loss when writing an option by purchasing an option similar to the one that is sold, except for the fact it is further “out of the money”.

The Fund invested in derivative instruments during the fiscal period in the form of writing put/call options and buying put/call options on the S&P 500® Index. The primary risk associated with these derivative instruments is equity risk.

The Fund had transactions in written options for the period ended May 31, 2016, as follows:

	Calls		Puts
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Written Options outstanding at November 30, 2015	1,582	$50	1,582	$633
Options written	20,760	1,016	20,760	7,816
Options closed	(15,082)	(703)	(16,571)	(6,547)
Options expired	(5,432)	(279)	(3,943)	(1,334)
Options exercised	—	—	—	—

Written Options outstanding at May 31, 2016	1,828	$84	1,828	$568

The following is a summary of the Fund’s options contracts as presented in the Statement of Assets and Liabilities as of May 31, 2016:

Assets: Purchased options at value	$85 (1)
Liabilities: Written options at value	(285)

Net asset (liability) balance	$(200)

The following is a summary of the Fund’s options contracts as presented in the Statements of Operations.

	2015
Net realized gain (loss) on purchased options	$(2,409	)(2)
Net realized gain (loss) on written options	157
Net change in unrealized appreciation (depreciation) on purchased options	(28	)(3)
Net change in unrealized appreciation (depreciation) on written options	131

Total realized and unrealized gain (loss) on purchased and written options	$(2,149)

(1)	Amount included in Investment in securities at value.
(2)	Amount included in Net realized gain (loss) on investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on investments.

For the period ended May 31, 2016, the average daily premiums paid by the Fund for purchased options was $202 and the average daily premiums received by the Fund from written options was $(535).

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

Note 4. Investment Advisory Fees and Related Party Transactions

($ reported in thousands)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadviser.

As compensation for its services to the Fund, the Adviser will receive a monthly fee at an annual rate of 0.95% as a percentage of the average daily managed assets which is defined as the value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness, entered into for the purpose of constituting financial leverage).

B.	Subadviser

Newfleet Asset Management, LLC (“Newfleet”), an indirect, wholly owned subsidiary of Virtus, is the subadviser for the Fund. The subadviser manages the investments of the Fund for which they are paid a fee by the Adviser.

C.	Administrator

Virtus Fund Services, LLC (“VFS”), an indirect wholly owned subsidiary of Virtus, serves as administrator to the Fund.

For the six months (the “period”) ended May 31, 2016, the Fund incurred administration fees totaling $160 which are included in the Statement of Operations.

D.	Trustees

For the fiscal period ended May 31, 2016, the Fund incurred Trustees fees totaling $41 which are included in the Statement of Operations.

Note 5. Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, and short-term investments) during the period ended May 31, 2016, were as follows:

Purchases	Sales
$63,748	$68,504

The purchases and sales of long term U.S. Government and agency securities for the fiscal period ended May 31, 2016, were as follows:

Purchases	Sales
$15,286	$13,037

Note 6. Illiquid and Restricted Securities

Investments generally are considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The Fund held securities considered to be illiquid at May 31, 2016, with an aggregate value of $228 representing 0.1% of the Fund’s net assets.

At May 31, 2016, the Fund did not hold any securities that are both illiquid and restricted.

Note 7. Credit Risk and Asset Concentrations

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

The Fund borrows through its line of credit for the purpose of leveraging. While leverage presents opportunities for increasing the Fund’s total return, it also has the effect of potentially increasing losses. Accordingly, any event which adversely affects the value of an investment held by the Fund would be magnified to the extent the Fund is leveraged.

Note 8. Borrowings

($ reported in thousands)

The Fund has entered into a Credit Agreement (the “Agreement”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $125,000, which may be increased to $150,000 under certain circumstances (“Commitment Amount”). Borrowings under the Agreement are collateralized by investments of the Fund. The Agreement results in the Fund being subject to certain covenants including asset coverage and portfolio composition (among others). If the Fund fails to meet or maintain certain covenants as required under the Agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement,

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

necessitating the sale of securities at potentially inopportune times. Interest is charged at LIBOR (London Interbank Offered Rate) plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance, if less than 50% of the Commitment Amount is outstanding as a loan to the Fund. There were no commitment fees paid or accrued for the period ended May 31, 2016. The Agreement is renewable by the Fund with the Bank’s consent. The Agreement can also be converted to a 364 day fixed term facility, one time at the Fund’s option. The Bank has the ability to require repayment of outstanding borrowings under the Agreement upon certain circumstances such as an event of default. From December 1, 2015 – May 31, 2016, the average daily borrowings under the Agreement and the weighted daily average interest rate were $68,000 and 1.208%, respectively. At May 31, 2016, the amount of such outstanding borrowings was as follows:

Outstanding Borrowings	Interest Rate
$68,000	1.175%

Note 9. Indemnifications

Under the Fund’s organizational documents, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Each Trustee has also entered into an indemnification agreement with the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide a variety of indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and that have not occurred. However, the Fund has not had prior claims or losses pursuant to such arrangements and expects the risk of loss to be remote.

Note 10. Capital Transactions

At May 31, 2016, the Fund had one class of common stock, no par value shares, of which unlimited shares are authorized and 11,255,236 shares are outstanding. Registered shareholders may elect to have all distributions paid by check mailed directly to the shareholder by Computershare as dividend paying agent. Pursuant to the Automatic Reinvestment and Cash Purchase Plan (the “Plan”), shareholders not making such election will have all such amounts automatically reinvested by Computershare, as the Plan agent, in whole or fractional shares of the Fund, as the case may be. During the periods ended May 31, 2016, November 30, 2015, and December 31, 2014, there were no shares issued pursuant to the Plan.

On June 6, 2016, the Fund announced a distribution of $0.156 to shareholders of record on July 11, 2016. This distribution has an ex-dividend date of July 7, 2016, and is payable on July 18, 2016.

Note 11. Regulatory Matters and Litigation

From time to time, the Fund, the Fund’s investment adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Fund’s investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

MAY 31, 2016 (Unaudited)

Note 12. Federal Income Tax Information

($ reported in thousands)

At May 31, 2016, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Investments (including purchased options)	$260,565	$5,568	$(16,614)	$(11,046)
Written Options	(652)	372	(5)	367

The differences between book basis cost and tax basis cost were attributable primarily to the tax deferral of losses on wash sales.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

CERTIFICATION

The Fund’s Chief Executive Officer (“CEO”) will file the required annual CEO certification regarding compliance with the NYSE’s listing standards no more than 30 days after the Fund’s annual shareholder meeting and the Fund also has included the certifications of the Fund’s CEO and Principal Financial Officer required by Section 302 of the Sarbanes-Oxley Act in the Fund’s Form N-CSR filed with the SEC for the period of this report.

KEY INFORMATION

Virtus Global Multi-Sector Income Fund Shareholder Relations: 1-866-270-7788

For general information and literature, as well as updates on net asset value, share price, major industry groups and other key information

REINVESTMENT PLAN

The Reinvestment Plan (the “Plan”) offers shareholders a convenient way to acquire additional shares of the Fund. Registered holders will be automatically placed in the Plan. If shares are held at a brokerage firm, contact your broker about participation in the Plan.

REPURCHASE OF SECURITIES

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund’s Board. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-866-270-7788. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q INFORMATION

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

AMENDED AND RESTATED BYLAWS

Effective April 7, 2016, the Fund’s Board amended and restated in its entirety the Bylaws of the Fund (the “Amended and Restated Bylaws”). The Amended and Restated Bylaws include, among other revisions, a revised advanced notice provision for shareholder nominees for Trustees and proposals for other business that provides for a window of 150 to 120 days prior to the anniversary of the prior year’s proxy statement date. The foregoing description of any revisions made in the Amended and Restated Bylaws is qualified in its entirety by the full text of the Amended and Restated Bylaws effective as of April 7, 2016, which are available by writing to the Secretary of the Fund at 101 Munson Street, Greenfield, MA 01301-9668.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Global Multi Sector Income Fund (the “Fund”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Fund and Virtus Investment Advisers, Inc. (“VIA”) and of the subadvisory agreement with Newfleet Asset Management, LLC (“Newfleet”) (the “Subadvisory Agreement”) (together with the Advisory Agreement, the “Agreements”). At an in-person meeting held on December 3, 2015, the Board, including a majority of the Trustees who are not interested persons of the Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal, as further discussed below.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and Newfleet (the “Subadviser”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadviser, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadviser with respect to the Fund. The Board noted the affiliation of the Subadviser with VIA and potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Board also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) the performance of the Fund as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s advisory fee rates with those of a group of funds with similar investment objectives; (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Fund); (6) the anticipated effect of growth in size on the Fund’s performance and expenses; (7) fees paid to VIA and the Subadviser by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services

The Trustees received in advance of the meeting information in the form of questionnaires completed by VIA and the Subadviser, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. In considering the Agreement with VIA, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objectives, policies and restrictions as well as provide other oversight activities; and

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

(c) VIA’s ability and willingness to identify instances in which the subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Fund; (e) VIA’s supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that an affiliate of VIA serves as administrator to the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amdended (“1940 Act”).

With respect to the services provided by the Subadviser, the Board considered information provided to the Board by the Subadviser, including the Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreement, the Board noted that the Subadviser provided portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information. In considering the renewal of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (c) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including the fact that the Subadviser was not currently involved in any regulatory actions, investigations or material litigation.

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the Fund.

Investment Performance

The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Broadridge Report”) for the Fund prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Broadridge Report presented the Fund’s performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on the Fund’s performance. The Board noted that it also reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment strategies. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board also took into account its discussions with management regarding factors that contributed to the performance of the Fund.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

The Board considered, among other performance data, that the Fund performed above the median of its Performance Universe for the 1-, 3-, and year to date periods ended March 31, 2015, and that the Fund outperformed its benchmark for the 1-, 3-, and year to date periods ended March 31, 2015.

After reviewing these and related factors, the Board concluded that the Fund’s overall performance was satisfactory.

Management Fees and Total Expenses

The Board considered the fees charged to the Fund for advisory services as well as the total expense levels of the Fund. This information included comparisons of the Fund’s net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing the Fund’s net management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative fees. The Board also noted that the subadvisory fee was paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of the Fund and the impact on expenses.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to the Fund’s fees and expenses. In each case, the Board took into account management’s discussion of the Fund’s expenses, including the type and size of the Fund relative to the other funds in its Expense Group.

The Board noted that the Fund’s net management fee was above the median, and net total expenses were at the median of the Expense Group.

Based on the level and type of services provided, the Board determined that the Fund’s fees and expenses were reasonable. The Board concluded that the advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability

The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability of VIA for its management of the Fund, as well as its profits and those of its affiliates for managing and providing other services to the Fund, such as administrative services provided to the Fund by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the Subadviser, the Board considered other benefits derived by VIA or its affiliates from their relationship with the Fund. The Board reviewed the methodology used to allocate costs to the Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Fund was reasonable in light of the quality of the services rendered to the Fund by VIA and its affiliates.

In considering the profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA, and therefore the board considered the

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

profitability of VIA and the Subadviser together. For each of the above reasons, the Board concluded that the profitability to the Subadviser and its affiliates from their relationship with the Fund was not a material factor in approval of the Subadvisory Agreement.

Economies of Scale

The Board received and discussed information concerning whether VIA realizes economies of scale as the Fund’s assets grow. The Board noted that due to the closed-end structure of the Fund, assets under management were unlikely to be able to grow through sales of the Fund’s shares. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the current size of the Fund. The Board concluded that no changes to the advisory fee structure of the Fund were necessary at this time. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the current size of the Fund managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

Other Factors

The Board considered other benefits that may be realized by VIA and the Subadviser and their respective affiliates from their relationships with the Fund. The Board noted that an affiliate of VIA also provides administrative services to the Fund. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios affiliated with the Fund or certain reputational benefits.

Conclusion

Based on all of the foregoing considerations, the Board, comprised wholly of Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

Report on Annual Meeting of Shareholders

The Annual Meeting of Shareholders of Virtus Global Multi-Sector Income Fund was held on June 2, 2016. The meeting was held for purposes of electing one (1) nominee to the Board of Trustees.

The results were as follows:

Election of Trustee	Votes For	Votes Withheld
Thomas F. Mann	9,207,567	676,600

Based on the foregoing, Thomas F. Mann was re-elected as Trustee. The Fund’s other Trustees who continue in office are George R, Aylward, Philip R. McLoughlin, William R. Moyer and James M. Oates.

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND

101 Munson Street

Greenfield, MA 01301-9668

Board of Trustees

Philip R. McLoughlin, Chairman

George R. Aylward

Thomas F. Mann

William R. Moyer

James M. Oates

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Vice President and Chief Compliance Officer

William Renahan, Vice President, Chief Legal Officer and Secretary

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Administrator

Virtus Fund Services, LLC

100 Pearl Street

Hartford, CT 06103-4506

Custodian

JPMorgan Chase Bank, NA

1 Chase Manhattan Plaza

New York, NY 10005-1401

Transfer Agent

Computershare Trust Company NA

P.O. Box 43078

Providence, RI 02940-3078

How to Contact Us

Shareholder Services 1-866-270-7788

Website www.Virtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-866-270-7788.

For more information about

Virtus Closed-End Funds, please

contact us at 1-866-270-7788

or closedendfunds@virtus.com

or visit Virtus.com.

8527	07-16

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

AMENDED AND RESTATED BYLAWS

Effective April 7, 2016, the Fund’s Board amended and restated in its entirety the Bylaws of the Fund (the “Amended and Restated Bylaws”). The Amended and Restated Bylaws include, among other revisions, a revised advanced notice provision for shareholder nominees for Trustees and proposals for other business that provides for a window of 150 to 120 days prior to the anniversary of the prior year’s proxy statement date. The foregoing description of any revisions made in the Amended and Restated Bylaws is qualified in its entirety by the full text of the Amended and Restated Bylaws effective as of April 7, 2016, which are available by writing to the Secretary of the Fund at 101 Munson Street, Greenfield, MA 01301-9668.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(c)	Copies of the Registrant’s notices to shareholders pursuant to Rule 19a-1 under the 1940 Act which accompanied distributions paid from March 4, 2016 through May 31, 2016 pursuant to the Registrant’s Managed Distribution Plan are filed herewith as required by the terms of the Registrant’s exemptive order issued on August 26, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Global Multi-Sector Income Fund

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date:     8/4/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date:     8/4/16

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President,
Chief Financial Officer, and Treasurer (principal financial officer)

Date:     8/4/16

*	Print the name and title of each signing officer under his or her signature.